Business Combinations Supplementary Pro-Forma Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 2012 Acquisitions	Dec. 31, 2011 2012 Acquisitions	Dec. 31, 2011 2011 Acquisitions	Dec. 31, 2010 2011 Acquisitions
Business Acquisition
Acquisition-related expenses	$ 3,000,000		$ 900,000
Revenues	306,420,000	307,246,000	271,251,000	201,849,000
Net (loss) income attributable to controlling interest	$ (21,912,000)	$ 6,758,000	$ 5,912,000	$ (7,812,000)
Net (loss) income per share attributable to controlling interest - basic (usd per share)	$ (0.10)	$ 0.03	$ 0.03	$ (0.05)
Net (loss) income per share attributable to controlling interest - diluted (usd per share)	$ (0.10)	$ 0.03	$ 0.03	$ (0.05)